Master Netting And Similar Agreements	12 Months Ended
Dec. 31, 2016
Master Netting Agreements And Similar Arrangements [Abstract]
Master Netting Agreements And Similar Arrangements

Note 23 – Master Netting and Similar Agreements - Repurchase, Reverse Repurchase, and Securities Borrowing Transactions

For repurchase, reverse repurchase and securities borrowing transactions, FHN and each counterparty have the ability to offset all open positions and related collateral in the event of default. Due to the nature of these transactions, the value of the collateral for each transaction approximates the value of the corresponding receivable or payable. For repurchase agreements through FHN’s fixed income business (Securities purchased under agreements to resell and Securities sold under agreements to repurchase), transactions are collateralized by securities which are delivered on the settlement date and are maintained throughout the term of the transaction. For FHN’s repurchase agreements through banking activities (Securities sold under agreements to repurchase), securities are typically pledged at settlement and not released until maturity. For asset positions, the collateral is not included on FHN’s Consolidated Statements of Condition. For liability positions, securities collateral pledged by FHN is generally represented within FHN’s trading or available-for-sale securities portfolios.

For this disclosure, FHN considers the impact of master netting and other similar agreements that allow FHN to settle all contracts with a single counterparty on a net basis and to offset the net asset or liability position with the related securities collateral. The application of the collateral cannot reduce the net asset or liability position below zero, and therefore any excess collateral is not reflected in the tables below.

The following table provides details of Securities purchased under agreements to resell as presented on the Consolidated Statements of Condition and collateral pledged by counterparties as of December 31:

				Gross amounts not offset in the
				Statements of Condition
		Gross amounts	Net amounts of	Offsetting	Securities collateral
	Gross amounts	offset in the	assets presented	securities sold	(not recognized on
	of recognized	Statements of	in the Statements	under agreements	FHN's Statements
(Dollars in thousands)	assets	Condition	of Condition	to repurchase	of Condition)	Net amount
Securities purchased under agreements to resell:
2016	$613,682	$-	$613,682	$(1,628)	$(603,813)	$8,241
2015	615,773	-	615,773	(537)	(607,642)	7,594

The following table provides details of Securities sold under agreements to repurchase as presented on the Consolidated Statements of Condition and collateral pledged by FHN as of December 31:

				Gross amounts not offset in the
				Statements of Condition
		Gross amounts	Net amounts of	Offsetting
	Gross amounts	offset in the	liabilities presented	securities
	of recognized	Statements of	in the Statements	purchased under	Securities
(Dollars in thousands)	liabilities	Condition	of Condition	agreements to resell	Collateral	Net amount
Securities sold under agreements to repurchase:
2016	$453,053	$-	$453,053	$(1,628)	$(451,414)	$11
2015	338,133	-	338,133	(537)	(337,523)	73

Due to the short duration of Securities sold under agreements to repurchase and the nature of collateral involved, the risks associated with these transactions are considered minimal. The following tables provide details, by collateral type, of the remaining contractual maturity of Securities sold under agreements to repurchase as of December 31:

	December 31, 2016
	Overnight and
(Dollars in thousands)	Continuous	Up to 30 Days	Total
Securities sold under agreements to repurchase:
U.S. treasuries	$14,864	$-	$14,864
Government agency issued MBS	421,771	-	421,771
Government agency issued CMO	-	16,418	16,418
Total Securities sold under agreements to repurchase	$436,635	$16,418	$453,053

	December 31, 2015
	Overnight and
(Dollars in thousands)	Continuous	Up to 30 Days	Total
Securities sold under agreements to repurchase:
U.S. treasuries	$7,066	$-	$7,066
Government agency issued MBS	229,982	-	229,982
Government agency issued CMO	90,562	10,523	101,085
Total Securities sold under agreements to repurchase	$327,610	$10,523	$338,133